Commitments And Contingencies - Pledged Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against long-term loans	$ 929,971	$ 977,326